SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                                   COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001.

Check here if Amendment                 [   ];   Amendment Number:
This Amendment (Check only one.):       [   ]    is a restatement
                                        [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name                         Brahman Capital Corp.
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Address                     350 Madison Avenue, 22nd Floor
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                               New York, NY 10017
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         Form 13F File Number:      28- 4455

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      William D'Eredita
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Title:                       Chief Financial Officer
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Phone:                     (212) 681-9797
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Signature, Place, and Date of Signing:

/s/ William D'Eredita             New York, NY             November 13, 2001
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[Signature]                    [City, State]                [Date]


Report Type (Check only one.):

     [X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Item 1                               Item 2       Item 3       Item 4       Item 5
                                                                                Shares or
                                        Title        CUSIP      Fair Market     Principal
    Name of Issuer                     of Class      Number        Value       Amount
----------------------------------------------------------------------------------------------
AETNA INC.                           COMMON       00817Y-10-8  36,906,975.00  1,277,500
ALLETE INC.                          COMMON       018522-10-2   1,415,328.00     55,200
AMERICAN GREETING                    COMMON       026375-10-5   2,577,828.00    194,700
ALLEGHANY ENERGY                     COMMON       017361-10-6      91,750.00      2,500
AVISTA CORP                          COMMON       05379B-10-7     102,000.00      7,500
CMS ENERGY                           COMMON       125896-10-0     100,000.00      5,000
CALPINE CORP                         COMMON       131347-10-6     125,455.00      5,500
CRESTLINE CAPITAL CORP               COMMON       226153-10-4  40,370,098.00  1,429,030
ENERGY EAST CORP                     COMMON       29266M-10-9     150,825.00      7,500
EQUITY MARKETING                     COMMON       294724-10-9     381,000.00     30,000
EQUITABLE RESOURCES INC              COMMON       294549-10-0  54,210,664.00  1,806,420
FMC CORP                             COMMON       302491-30-3  21,545,802.00    439,800
FMC TECHNOLOGIES INC.                COMMON       30249U-9A-D      25,000.00      2,000 (C)
GTECH HOLDINGS CORP.                 COMMON       400518-10-6  47,637,913.00  1,379,210
GTECH HOLDINGS CORP.                 COMMON       400518-90-6      32,750.00         50 (C)
GTECH HOLDINGS CORP.                 COMMON       400518-90-6     408,750.00        750 (C)
H&R BLOCK                            COMMON       093671-10-5  24,759,376.00    642,100
H&R BLOCK                            COMMON       093671-90-5     477,500.00        500 (C)
IDT CORP                             COMMON       448947-10-1   1,689,350.00    146,900
JOY GLOBAL INC.                      COMMON       481165-10-8   2,136,573.00    143,877
KEY3MEDIA GROUP INC.                 COMMON       49326R-10-4   7,396,092.00  1,867,700
LIGHTBRIDGE INC.                     COMMON       532226-10-7   2,450,775.00    239,100
MOORE LTD                            COMMON       615785-10-2  25,589,988.00  3,306,200
METLIFE                              COMMON       59156R-10-8     891,000.00     30,000
MIRANT CORP                          COMMON       604675-10-8     120,450.00      5,500
MONTANA POWER CO.                    COMMON       612085-10-0      21,000.00      4,000
PLAINS ALL AMERICAN PIPELINE         COMMON       726503-10-5     192,000.00      7,500
PUBLIC SERVICE ENT. GROUP            COMMON       744573-10-6     106,375.00      2,500
RF MICRO DEVICES INC.                COMMON       749941-95-0   2,287,500.00      2,500 (P)
RELIANT RESOURCES                    COMMON       75952B-10-5      68,040.00      4,200
SPX CORP                             COMMON       784635-10-4   6,632,000.00     80,000
SIMON WORLDWIDE                      COMMON       828815-10-0      55,216.00    197,200
TRIZEC HAHN CORP                     COMMON       896938-10-7  34,519,767.00  1,916,700
UNITED SHIPPING & TECHNOLOGY         COMMON       911498-10-3     712,044.00    901,322
WILLIAMS COMM GROUP                  COMMON       969455-10-4       9,218.00      7,812
WILLIAMS COS. INC.                   COMMON       969457-10-0     259,350.00      9,500
WILLIAMS COS. INC.                   COMMON       969457-90-0      47,250.00      2,100 (C)

                                                               --------------
                                                               316,503,002.00
                                                               ==============

Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at September 30, 2001 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.

         Item 1                                       Item 6                  Item 7                   Item 8

                                a) Sole    b) Shared   c) Shared-   Managers     a) Sole    b) Shared   c) Shared-
                                          As Defined     Other     See Instr.               As Defined     Other
     Name of Issuer                       in Instr. V                   V                  in Instr. V
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AETNA INC.                         x                                    1           x
ALLETE INC.                        x                                    1           x
AMERICAN GREETING                  x                                    1           x
ALLEGHANY ENERGY                   x                                    1           x
AVISTA CORP                        x                                    1           x
CMS ENERGY                         x                                    1           x
CALPINE CORP                       x                                    1           x
CRESTLINE CAPITAL CORP             x                                    1           x
ENERGY EAST CORP                   x                                    1           x
EQUITY MARKETING                   x                                    1           x
EQUITABLE RESOURCES INC            x                                    1           x
FMC CORP                           x                                    1           x
FMC TECHNOLOGIES INC.              x                                    1           x
GTECH HOLDINGS CORP.               x                                    1           x
GTECH HOLDINGS CORP.               x                                    1           x
GTECH HOLDINGS CORP.               x                                    1           x
H&R BLOCK                          x                                    1           x
H&R BLOCK                          x                                    1           x
IDT CORP                           x                                    1           x
JOY GLOBAL INC.                    x                                    1           x
KEY3MEDIA GROUP INC.               x                                    1           x
LIGHTBRIDGE INC.                   x                                    1           x
MOORE LTD                          x                                    1           x
METLIFE                            x                                    1           x
MIRANT CORP                        x                                    1           x
MONTANA POWER CO.                  x                                    1           x
PLAINS ALL AMERICAN PIPELINE       x                                    1           x
PUBLIC SERVICE ENT. GROUP          x                                    1           x
RF MICRO DEVICES INC.              x                                    1           x
RELIANT RESOURCES                  x                                    1           x
SPX CORP                           x                                    1           x
SIMON WORLDWIDE                    x                                    1           x
TRIZEC HAHN CORP                   x                                    1           x
UNITED SHIPPING & TECHNOLOGY       x                                    1           x
WILLIAMS COMM GROUP                x                                    1           x
WILLIAMS COS. INC.                 x                                    1           x
WILLIAMS COS. INC.                 x                                    1           x
